Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Customer-related intangible assets [member] | Discontinued operations [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation charge for year	$ 2	$ 2